Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total gross revenue	$ 5,677.2	$ 4,576.8
Less inter-segment revenue	0.0	0.0
Gross revenue from external customers	5,677.2	4,576.8
Less subconsultant and other direct expenses	1,220.0	940.7
Net revenue	4,457.2	3,636.1
Project margin	2,417.3	1,963.3
Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	5,819.3	4,687.9
Less inter-segment revenue	142.1	111.1
Gross revenue from external customers	5,677.2	4,576.8
Less subconsultant and other direct expenses	1,220.0	940.7
Net revenue	4,457.2	3,636.1
Project margin	2,417.3	1,963.3
Adjustments and Eliminations
Disclosure of operating segments [line items]
Total gross revenue	(142.1)	(111.1)
Less inter-segment revenue	(142.1)	(111.1)
Gross revenue from external customers	0.0	0.0
Less subconsultant and other direct expenses	0.0	0.0
Net revenue	0.0	0.0
Project margin	0.0	0.0
Canada
Disclosure of operating segments [line items]
Gross revenue from external customers	1,337.0	1,225.9
Canada | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	1,375.5	1,257.7
Less inter-segment revenue	38.5	31.8
Gross revenue from external customers	1,337.0	1,225.9
Less subconsultant and other direct expenses	186.2	157.4
Net revenue	1,150.8	1,068.5
Project margin	611.0	571.9
United States
Disclosure of operating segments [line items]
Gross revenue from external customers	3,056.6	2,400.2
United States | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	3,099.5	2,431.5
Less inter-segment revenue	42.9	31.3
Gross revenue from external customers	3,056.6	2,400.2
Less subconsultant and other direct expenses	790.0	600.7
Net revenue	2,266.6	1,799.5
Project margin	1,254.1	977.8
Global | Operating Segments
Disclosure of operating segments [line items]
Total gross revenue	1,344.3	998.7
Less inter-segment revenue	60.7	48.0
Gross revenue from external customers	1,283.6	950.7
Less subconsultant and other direct expenses	243.8	182.6
Net revenue	1,039.8	768.1
Project margin	$ 552.2	$ 413.6